EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2015
EMPLOYEE BENEFIT PLANS
EMPLOYEE BENEFIT PLANS

17. EMPLOYEE BENEFIT PLANS

DEFINED BENEFIT AND OTHER POSTRETIREMENT BENEFIT PLANS

        Our employees participate in a trusteed, non-contributory defined benefit pension plan (the "Plan") that covers substantially all of our full-time U.S. employees. Effective July 1, 2004, the Plan formula for employees not covered by a collective bargaining agreement was converted to a cash balance design. For represented employees, participation in the cash balance design is subject to the terms of negotiated contracts. For participating employees, benefits accrued under the prior formula were converted to opening cash balance accounts. The new cash balance benefit formula provides annual pay credits from 4% to 12% of eligible pay, depending on age and service, plus accrued interest. Participants in the plan on July 1, 2004 may be eligible for additional annual pay credits from 1% to 8%, depending on their age and service as of that date, for up to five years. The conversion to the cash balance plan did not have a significant impact on the accrued benefit liability, the funded status or ongoing pension expense.

        We sponsor defined benefit plans in a number of countries outside of the U.S. The availability of these plans, and their specific design provisions, are consistent with local competitive practices and regulations.

        We also sponsor unfunded postretirement benefit plans other than pensions, which provide medical and life insurance benefits.

        Our postretirement benefit plans provide a fully insured Medicare Part D plan including prescription drug benefits affected by the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "Act"). We cannot determine whether the medical benefits provided by our postretirement benefit plans are actuarially equivalent to those provided by the Act. We do not collect a subsidy and our net periodic postretirement benefits cost, and related benefit obligation, do not reflect an amount associated with the subsidy.

        Beginning July 1, 2014, the Huntsman Defined Benefit Pension Plan was closed to new non-union entrants and as of April 1, 2015, it was closed to new union entrants. In addition, as of January 1, 2015, Rubicon LLC also closed its defined benefit plan to new entrants. Following the closure of these plans, new hires have been provided with a defined contribution plan with a non-discretionary employer contribution of 6% of pay and a company match of up to 4% of pay, for a total company contribution of up to 10% of pay.

        In connection with the Rockwood Acquisition, we assumed certain pension and other postretirement benefit liabilities in the amount of approximately $233 million as of October 1, 2014.

        The following table sets forth the funded status of the plans and the amounts recognized in our consolidated balance sheets at December 31, 2015 and 2014 (dollars in millions):

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Change in benefit obligation
Benefit obligation at beginning of year	$1,001	$3,317	$877	$2,859	$137	$6	$105	$5
Service cost	32	40	27	32	4	—	3	—
Interest cost	43	79	45	102	5	—	5	—
Participant contributions	—	6	—	7	3	—	3	—
Plan amendments	—	(31)	—	(6)	(40)	—	—	—
Acquisitions/divestitures	—	—	9	333	—	—	3	—
Foreign currency exchange rate changes	—	(210)	—	(294)	—	(1)	—	—
Curtailments	—	(4)	—	(1)	—	—	—	—
Special termination benefits	—	3	—	3	—	—	—	—
Actuarial (gain) loss	(65)	(65)	129	458	(9)	—	30	1
Benefits paid	(50)	(125)	(86)	(176)	(12)	—	(12)	—

Benefit obligation at end of year	$961	$3,010	$1,001	$3,317	$88	$5	$137	$6

Change in plan assets
Fair value of plan assets at beginning of year	$761	$2,587	$755	$2,443	$—	$—	$—	$—
Actual return on plan assets	(10)	40	41	337	—	—	—	—
Foreign currency exchange rate changes	—	(153)	—	(235)	—	—	—	—
Participant contributions	—	6	—	7	3	—	3	—
Acquisitions/divestitures	—	—	6	106	—	—	—	—
Company contributions	21	76	45	105	9	—	9	—
Benefits paid	(50)	(125)	(86)	(176)	(12)	—	(12)	—

Fair value of plan assets at end of year	$722	$2,431	$761	$2,587	$—	$—	$—	$—

Funded status
Fair value of plan assets	$722	$2,431	$761	$2,587	$—	$—	$—	$—
Benefit obligation	961	3,010	1,001	3,317	88	5	137	6

Accrued benefit cost	$(239)	$(579)	$(240)	$(730)	$(88)	$(5)	$(137)	$(6)

Amounts recognized in balance sheet:
Noncurrent asset	$—	$35	$—	$8	$—	$—	$—	$—
Current liability	(6)	(5)	(6)	(7)	(9)	—	(9)	—
Noncurrent liability	(233)	(609)	(234)	(731)	(79)	(5)	(128)	(6)

	$(239)	$(579)	$(240)	$(730)	$(88)	$(5)	$(137)	$(6)

	Defined Benefit Plans				Other Postretirement Benefit Plans
	2015		2014		2015		2014
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Amounts recognized in accumulated other comprehensive loss:
Net actuarial loss	$361	$952	$391	$968	$38	$1	$50	$1
Prior service cost	(22)	(35)	(28)	(2)	(58)	—	(23)	—

	$339	$917	$363	$966	$(20)	$1	$27	$1

        The amounts in accumulated other comprehensive loss that are expected to be recognized as components of net periodic benefit cost during the next fiscal year are as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	U.S. Plans	Non-U.S. Plans	U.S. Plans	Non-U.S. Plans
Actuarial loss	$24	$51	$2	$—
Prior service cost	(5)	(4)	(7)	—

Total	$19	$47	$(5)	$—

        Components of net periodic benefit costs for the years ended December 31, 2015, 2014 and 2013 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Service cost	$32	$27	$31	$40	$32	$38
Interest cost	43	45	40	79	102	90
Expected return on plan assets	(57)	(56)	(50)	(143)	(138)	(124)
Amortization of prior service cost	(6)	(6)	(7)	—	—	1
Amortization of actuarial loss	32	19	35	51	41	49
Settlement loss	—	—	—	—	13	12
Special termination benefits	—	—	—	3	3	9

Net periodic benefit cost	$44	$29	$49	$30	$53	$75

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Service cost	$4	$3	$4	$—	$—	$—
Interest cost	5	5	5	—	—	—
Amortization of prior service cost	(5)	(4)	(2)	—	—	—
Amortization of actuarial loss	3	1	2	—	—	—

Net periodic benefit cost	$7	$5	$9	$—	$—	$—

        The amounts recognized in net periodic benefit cost and other comprehensive income (loss) as of December 31, 2015, 2014 and 2013 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Current year actuarial loss (gain)	$2	$144	$(149)	$33	$257	$(39)
Amortization of actuarial loss	(32)	(19)	(35)	(51)	(41)	(49)
Current year prior service (credits) cost	—	—	—	(32)	(6)	1
Amortization of prior service cost (credits)	6	6	7	—	—	(1)
Settlements	—	—	—	—	(13)	(12)

Total recognized in other comprehensive loss (income)	(24)	131	(177)	(50)	197	(100)
Net periodic benefit cost	44	29	49	30	53	75

Total recognized in net periodic benefit cost and other comprehensive (loss) income	$20	$160	$(128)	$(20)	$250	$(25)

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Current year actuarial loss (gain)	$(9)	$30	$(8)	$—	$1	$(1)
Amortization of actuarial loss	(3)	(1)	(2)	—	—	—
Current year prior service credit	(40)	—	(22)	—	—	—
Amortization of prior service cost	5	4	2	—	—	—

Total recognized in other comprehensive loss (income)	(47)	33	(30)	—	1	(1)
Net periodic benefit cost	7	5	9	—	—	—

Total recognized in net periodic benefit cost and other comprehensive (loss) income	$(40)	$38	$(21)	$—	$1	$(1)

        The following weighted-average assumptions were used to determine the projected benefit obligation at the measurement date and the net periodic pension cost for the year:

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Projected benefit obligation
Discount rate	4.90%	4.25%	5.13%	2.53%	2.48%	3.62%
Rate of compensation increase	4.17%	4.16%	4.17%	3.23%	3.23%	3.37%
Net periodic pension cost
Discount rate	4.25%	5.13%	4.18%	2.48%	3.62%	3.38%
Rate of compensation increase	4.16%	4.17%	4.19%	3.23%	3.37%	3.34%
Expected return on plan assets	7.74%	7.75%	7.75%	5.79%	5.82%	5.75%

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2015	2014	2013	2015	2014	2013
Projected benefit obligation
Discount rate	4.68%	4.17%	4.79%	7.25%	6.44%	6.49%
Net periodic pension cost
Discount rate	4.20%	4.79%	3.89%	6.44%	6.49%	5.79%

        At December 31, 2015 and 2014, the health care trend rate used to measure the expected increase in the cost of benefits was assumed to be 7.0% and 6.5%, respectively, decreasing to 5% after 2024. Assumed health care cost trend rates can have a significant effect on the amounts reported for the postretirement benefit plans. A one-percent point change in assumed health care cost trend rates would have the following effects (dollars in millions):

	Increase	Decrease
Asset category
Effect on total of service and interest cost	$—	$—
Effect on postretirement benefit obligation	2	(2)

        The projected benefit obligation and fair value of plan assets for the defined benefit plans with projected benefit obligations in excess of plan assets as of December 31, 2015 and 2014 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2015	2014	2015	2014
Projected benefit obligation in excess of plan assets
Projected benefit obligation	$961	$1,002	$2,129	$2,945
Fair value of plan assets	722	761	1,514	2,206

        The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for the defined benefit plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2015 and 2014 were as follows (dollars in millions):

	U.S. plans		Non-U.S. plans
	2015	2014	2015	2014
Accumulated benefit obligation in excess of plan assets
Projected benefit obligation	$961	$1,002	$1,403	$2,253
Accumulated benefit obligation	941	980	1,312	2,108
Fair value of plan assets	722	761	823	1,554

        Expected future contributions and benefit payments are as follows (dollars in millions):

	U.S. Plans		Non-U.S. Plans
	Defined Benefit Plans	Other Postretirement Benefit Plans	Defined Benefit Plans	Other Postretirement Benefit Plans
2016 expected employer contributions
To plan trusts	$6	$9	$60	$—
Expected benefit payments
2016	67	9	111	—
2017	71	7	112	—
2018	62	7	116	—
2019	65	7	118	—
2020	65	7	121	—
2021 - 2025	354	37	650	2

        Our investment strategy with respect to pension assets is to pursue an investment plan that, over the long term, is expected to protect the funded status of the plan, enhance the real purchasing power of plan assets, and not threaten the plan's ability to meet currently committed obligations. Additionally, our investment strategy is to achieve returns on plan assets, subject to a prudent level of portfolio risk. Plan assets are invested in a broad range of investments. These investments are diversified in terms of domestic and international equities, both growth and value funds, including small, mid and large capitalization equities; short-term and long-term debt securities; real estate; and cash and cash equivalents. The investments are further diversified within each asset category. The portfolio diversification provides protection against a single investment or asset category having a disproportionate impact on the aggregate performance of the plan assets.

        Our pension plan assets are managed by outside investment managers. The investment managers value our plan assets using quoted market prices, other observable inputs or unobservable inputs. For certain assets, the investment managers obtain third-party appraisals at least annually, which use valuation techniques and inputs specific to the applicable property, market, or geographic location. During 2015, there were no transfers into or out of Level 3 assets.

        We have established target allocations for each asset category. Our pension plan assets are periodically rebalanced based upon our target allocations.

        The fair value of plan assets for the pension plans was $3.2 billion and $3.3 billion at December 31, 2015 and 2014, respectively. The following plan assets are measured at fair value on a recurring basis (dollars in millions):

		Fair Value Amounts Using
Asset category	December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$387	$279	$108	$—
Fixed income	277	211	66	—
Real estate/other	58	—	—	58
Cash	—	—	—	—

Total U.S. pension plan assets	$722	$490	$174	$58

Non-U.S. pension plans:
Equities	$830	$446	$384	$—
Fixed income	1,113	514	599	—
Real estate/other	477	84	339	54
Cash	11	10	1	—

Total Non-U.S. pension plan assets	$2,431	$1,054	$1,323	$54

		Fair Value Amounts Using
Asset category	December 31, 2014	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
U.S. pension plans:
Equities	$454	$268	$186	$—
Fixed income	216	83	133	—
Real estate/other	85	34	—	51
Cash	6	6	—	—

Total U.S. pension plan assets	$761	$391	$319	$51

Non-U.S. pension plans:
Equities	$933	$487	$446	$—
Fixed income	1,207	821	386	—
Real estate/other	383	28	310	45
Cash	64	59	5	—

Total Non-U.S. pension plan assets	$2,587	$1,395	$1,147	$45

        The following table reconciles the beginning and ending balances of plan assets measured at fair value using unobservable inputs (Level 3) (dollars in millions):

	Real Estate/Other
Fair Value Measurements of Plan Assets Using Significant Unobservable Inputs (Level 3)	Year ended December 31, 2015	Year ended December 31, 2014
Balance at beginning of period	$96	$76
Return on pension plan assets	4	5
Purchases, sales and settlements	12	6
Transfers (out of) into Level 3	—	—
Acquisition date fair value of pension plan assets acquired	—	9

Balance at end of period	$112	$96

        Based upon historical returns, the expectations of our investment committee and outside advisors, the expected long-term rate of return on the pension assets is estimated to be between 5.75% and 7.75%. The asset allocation for our pension plans at December 31, 2015 and 2014 and the target allocation for 2016, by asset category are as follows:

Asset category	Target Allocation 2016	Allocation at December 31, 2015	Allocation at December 31, 2014
U.S. pension plans:
Equities	53%	54%	60%
Fixed income	40%	38%	28%
Real estate/other	7%	8%	11%
Cash	—	—	1%

Total U.S. pension plans	100%	100%	100%

Non-U.S. pension plans:
Equities	36%	34%	36%
Fixed income	44%	46%	47%
Real estate/other	11%	20%	15%
Cash	9%	—	2%

Total non-U.S. pension plans	100%	100%	100%

        Equity securities in our pension plans did not include any direct investments in equity securities of our Company or our affiliates at the end of 2015.

DEFINED CONTRIBUTION PLANS—U.S.

        We have a money purchase pension plan covering substantially all of our domestic employees who were hired prior to January 1, 2004. Employer contributions are made based on a percentage of employees' earnings (ranging up to 8%). During 2014, we closed this plan to non-union participants, continuing to provide equivalent benefits to those covered under this plan into their salary deferral account.

        We also have a salary deferral plan covering substantially all U.S. employees. Plan participants may elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute an amount equal to one-half of the participant's contribution, not to exceed 2% of the participant's compensation.

        Along with the introduction of the cash balance formula within our defined benefit pension plan, the money purchase pension plan was closed to new hires. At the same time, our match in the salary deferral plan was increased, for new hires, to a 100% match, not to exceed 4% of the participant's compensation, once the participant has achieved six years of service with our Company.

        Our total combined expense for the above defined contribution plans for each of the years ended December 31, 2015, 2014 and 2013 was $23 million, $15 million and $14 million, respectively.

DEFINED CONTRIBUTION PLANS—NON-U.S.

        We have defined contribution plans in a variety of non-U.S. locations.

        Our total combined expense for these defined contribution plans for the years ended December 31, 2015, 2014 and 2013 was $13 million, $14 million and $14 million, respectively, primarily related to the Huntsman UK Pension Plan.

        All UK associates are eligible to participate in the Huntsman UK Pension Plan, a contract-based arrangement with a third party. Company contributions vary by business during a five year transition period. Plan participants elect to make voluntary contributions to this plan up to a specified amount of their compensation. We contribute a matching amount not to exceed 12% of the participant's salary for new hires and 15% of the participant's salary for all other participants.

SUPPLEMENTAL SALARY DEFERRAL PLAN AND SUPPLEMENTAL EXECUTIVE RETIREMENT PLAN

        The Huntsman Supplemental Savings Plan ("Huntsman SSP") is a non-qualified plan covering key management employees and allows participants to defer amounts that would otherwise be paid as compensation. The participant can defer up to 75% of their salary and bonus each year. This plan also provides benefits that would be provided under the Huntsman Salary Deferral Plan if that plan were not subject to legal limits on the amount of contributions that can be allocated to an individual in a single year. The Huntsman SSP was amended and restated effective as of January 1, 2005 to allow eligible executive employees to comply with Section 409A of the Internal Revenue Code of 1986.

        The SERP is an unfunded non-qualified pension plan established to provide certain executive employees with benefits that could not be provided, due to legal limitations, under the Huntsman Defined Benefit Pension Plan, a qualified defined benefit pension plan, and the Huntsman Money Purchase Pension Plan, a qualified money purchase pension plan.

        Assets of these plans are included in other noncurrent assets and as of December 31, 2015 and 2014 were $26 million and $24 million, respectively. During each of the years ended December 31, 2015, 2014 and 2013, we expensed a total of $1 million as contributions to the Huntsman SSP and the SERP.

STOCK-BASED INCENTIVE PLAN

        In connection with the initial public offering of common and preferred stock on February 16, 2005, we adopted the Huntsman Stock Incentive Plan (the "Stock Incentive Plan"). The Stock Incentive Plan permits the grant of non-qualified stock options, incentive stock options, stock appreciation rights, nonvested stock, phantom stock, performance awards and other stock-based awards to our employees, directors and consultants and to employees and consultants of our subsidiaries, provided that incentive stock options may be granted solely to employees. As of December 31, 2015 we are authorized to grant up to 37.2 million shares under the Stock Incentive Plan. See "Note 22. Stock-Based Compensation Plan."

INTERNATIONAL PLANS

        International employees are covered by various post-employment arrangements consistent with local practices and regulations. Such obligations are included in other long-term liabilities in our consolidated balance sheets.